Related Party Balance and Transactions (Details) - Schedule of Due to Related Parties - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Mr. Haiping Hu [Member]
Due to related parties
Due to related parties			$ 903,789
Mr. Chenming Qi [Member]
Due to related parties
Due to related parties			5,476
Ms. Jing Ji [Member]
Due to related parties
Due to related parties		19,093	19,543
Shanghai HuiYang Investment Co. [Member]
Due to related parties
Due to related parties	[1]	810,177	800,785
Haicheng Shenhe [Member]
Due to related parties
Due to related parties		193,680	451,871
Huatai Zhonghe [Member]
Due to related parties
Due to related parties			98,593
Zhongna Times [Member]
Due to related parties
Due to related parties		756,825
Zhuhai Investment [Member]
Due to related parties
Due to related parties	[2]	3,977,311	2,183,911
Others [Member]
Due to related parties
Due to related parties		49	197
Related Party [Member]
Due to related parties
Due to related parties		$ 5,757,135	$ 4,464,165

[1]	The balance as of June 30, 2024 and December 31, 2023 mainly represented the loans from Shanghai Huiyang Investment Co., with the annual interest rate of 4.35% and was initially due on August 13, 2023 and extended to December 31, 2024.
[2]	The balance as of June 30, 2024 and December 31, 2023 mainly represented the loans from Zhuhai Investment, with the annual interest rate of 8% and was initially due on December 31, 2023 and extended to December 31, 2024.